Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	1,033	20,638
Interest rate-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	1	1,228
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	111	12,070
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	921	7,340
Interest rate-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	246,006	192,000
Interest rate-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	88,652	55,039
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	136,730	131,655
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	20,624	5,306
Interest rate-related contracts | Hedge of floating rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000
Interest rate-related contracts | Hedge of floating rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000
Currency-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	8,824	5,088
Currency-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	3,824	1,879
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	4,442	2,976
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	558	233
Currency-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	20,655	25,202
Currency-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,160	6,943
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	12,908	15,669
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	2,587	2,590